PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment consisted of the following as of June 30, 2021 and 2020:	Property, plant and equipment consisted of the following as of December 31, 2021 and June 30, 2021:	Property, plant and equipment consisted of the following as of June 30, 2021 and 2020:
PROPERTY, PLANT AND EQUIPMENT
	December 31,	June 30,
	2021	2021
Plant and equipment (1)	$2,230,449	$2,147,617
Furniture and office equipment	244,536	246,697
Vehicles	393,885	412,681
Land and building	597,574	613,891
Total property, plant and equipment, gross	3,466,444	3,420,886
Accumulated depreciation (2)	(1,906,438)	(1,847,441)
Total property, plant and equipment, net	$1,560,006	$1,573,445

	June 30, 2021	June 30, 2020
Plant and equipment	$2,147,617	$1,553,939
Furniture and office equipment	246,697	201,287
Land and buildings	613,891	559,362
Vehicles	412,681	370,397
Total property and equipment, gross	3,420,886	2,684,985
Accumulated depreciation	(1,847,441)	(1,487,793)
Total property and equipment, net	$1,573,445	$1,197,192